Supplemental Cash Flow Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash payments [Abstract]
Interest Expense	$ 7,111,361	$ 10,942,113	$ 17,204,476
Income Taxes	0	0	390,152
Noncash financing and investing activities [Abstract]
Acquisitions of Real Estate Through Loan Foreclosures	10,251,006	9,729,174	12,555,622
Unrealized (Gain) Loss on Investment Securities	$ 13,523,049	$ 3,120,540	$ (3,802,320)